                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report For six month period ending:      /  /    (a)
             of fiscal year ending:    12/31/99  (b)

Is this a transition report?: (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  Separate Account A
     B.   File Number: 811-8946
     C.   Telephone Number:  (949) 219-3743

2.   A.   Street:  700 Newport Center Drive
     B.   City:  Newport Beach   C.  State  CA   D.  Zip Code:  92660   Zip Ext:
     E.   Foreign Country:                           Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)   N

4.   Is this the last filing on this form by Registrant? (Y/N)    N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)   Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio Company? (Y/N) ___________
         _______________________________________________________________________
         [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? ________________________________________________________

SCREEN NUMBER: 01               PAGE NUMBER: 01                   SEC2100 (5/90)

For period ending  12/31/98                             If filing more than one
                                                        Page 48, "X" box: [_]
File number 811-8946


111.  A.[/] Trustee Name: ______________________________________________________

      B.[/] City: _____________ State: ______  Zip Code: ______ Zip Ext.: ______

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


113.  A.[/] Trustee Name: ______________________________________________________

      B.[/] City: ______________ State: ______ Zip Code: ______ Zip Ext.: ______

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


114.  A.[/] Principal Underwriter Name:  Pacific Mutual Distributors, Inc.
                                       -----------------------------------------

      B.[/] File Number: 8-15264
                        ---------

      C.[/] City: Newport Beach  State: CA     Zip Code: 92660  Zip Ext.: ______
                  --------------        ------           ------

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


114.  A.[/] Principal Underwriter Name: ________________________________________

      B.[/] File Number: 8-_____________

      C.[/] City: ______________ State: ______ Zip Code: ______ Zip Ext.: ______

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


115.  A.[/] Independent Public Accountant Name: Deloitte & Touche LLP
                                                --------------------------------

      B.[/] City: Costa Mesa     State: CA     Zip Code: 92626  Zip Ext.: ______
                  --------------        ------           ------

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


115.  A.[/] Independent Public Accountant Name:_________________________________

      B.[/] City: ______________ State: ______ Zip Code: ______ Zip Ext.: ______

        [/] Foreign Country: __________________ Foreign Postal Code: ___________


SCREEN NUMBER: 56               PAGE NUMBER: 48                    SEC2100(5/90)

For period ending  12/31/98                             If filing more than one
                                                        Page 49, "X" box: [_]
File number 811-8946


116.  Family of investment companies information:

      A.[/] Is Registrant part of a family of investment companies?  (Y/N)______
        ____________________________________________________________________N
                                                                           Y/N

      B.[/] Identify the family in 10 letters:  _  _  _  _  _  _  _  _  _  _

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance Company? (Y/N)_____ ____________________________________________________________________Y
                                                                           Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.[/] Variable Annuity contracts? (Y/N)_______________________________Y
                                                                           Y/N

      C.[/] Scheduled Premium variable life contracts? (Y/N)________________N
                                                                           Y/N

      D.[/] Flexible premium variable life contracts? (Y/N)_________________N
                                                                           Y/N

      E.[/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N) _____________________________________________N
                                                                           Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933._______________ __________________________________________________________________1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period_________ __________________________________________________________________0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)______ _________________________________________________________________$0

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _______________________________1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. __________________________________________________________________1

SCREEN NUMBER: 56               PAGE NUMBER: 49                    SEC2100(5/90)

For period ending  12/31/98                            If filing more than one
                                                       Page 50, "X" box: [_]
File number 811-8946


123. [/]  State the total value of the additional units considered in answering item 122 ($000's omitted)  $12,455,163
                                     -----------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) __________________________________
          $  0
           -----

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ________________ $ 0
           -----

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) _________ __________________________________________________________ $ 0
                                                                 -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                           Number of   Total Assets     Total Income
                                                             Series      ($000's       Distributions
                                                           Investing     omitted)     ($000's omitted)
                                                           ---------   ------------   ----------------
A.   U.S. Treasury direct issue ________________________   _________   $___________      $__________

B.   U.S. Government agency ____________________________   _________   $___________      $__________

C.   State and municipal tax-free ______________________   _________   $___________      $__________

D.   Public utility debt _______________________________   _________   $___________      $__________

E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent ___________________________________   _________   $___________      $__________

F.   All other corporate intermed. & long-term debt ____   _________   $___________      $__________

G.   All other corporate short-term debt _______________   _________   $___________      $__________

H.   Equity securities of brokers or dealers or parents
     of brokers or dealers _____________________________   _________   $___________      $__________

I.   Investment company equity securities ______________   _________   $___________      $__________

J.   All other equity securities _______________________       1       $  6,892,681      $__________

K.   Other securities __________________________________   _________   $___________      $__________

L.   Total assets of all series of registrant __________   _________   $___________      $__________

SCREEN NUMBER: 58               PAGE NUMBER: 50                   SEC2100 (5/90)

For period ending  12/31/98                            If filing more than one
                                                       Page 51, "X" box: [_]
File number 811-8946

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N) _______________________________________________    N
                                                                          ---
                                                                          Y/N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N) _______________________________________    N
                                                                          ---
                                                                          Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
          insurance or guarantees? (Y/N) ______________________________    N
                                                                          ---
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) __________________________ $ 56,508
                                                                    ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

        811-________   811-________   811-________   811-________   811-________

SCREEN NUMBER: 59               PAGE NUMBER: 51                   SEC2100 (5/90)

     This report is signed on behalf of the registrant in the City of Newport Beach and State of California on the 23rd day of February, 2000.

                                            SEPARATE ACCOUNT A OF
                                            PACIFIC LIFE INSURANCE COMPANY


Witness    /s/ Audrey L. Milfs              By:  /s/ Diane N. Ledger
       -----------------------------           ---------------------------
               Audrey L. Milfs                       Diane N. Ledger
               Vice President and                    Vice President
               Corporate Secretary